Segment Information - Reconciliation of segment results to Consolidated Results (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Unallocated corporate expenses:
Loss from operations	$ (2,448,391)	$ (127,691)		$ (8,267,990)
Enjoy Technology Inc [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	18,588,000		$ 16,393,000	58,798,000	$ 42,218,000	$ 60,323,000	$ 45,657,000
Segment loss	64,682,000		44,640,000	178,361,000	120,229,000	171,950,000	135,415,000
Unallocated corporate expenses:
Operations and technology	24,179,000		18,549,000	64,934,000	47,173,000	60,254,000	50,996,000
General and administrative expenses	13,480,000		8,359,000	36,378,000	25,174,000	35,651,000	30,368,000
Loss from operations	(46,094,000)		(28,247,000)	(119,563,000)	(78,011,000)	(111,627,000)	(89,758,000)
Enjoy Technology Inc [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	18,588,000		16,393,000	58,798,000	42,218,000
Segment loss	(35,027,000)		(21,169,000)	(88,255,000)	(58,725,000)	(82,836,000)	(64,302,000)
Unallocated corporate expenses:
Operations and technology	(3,498,000)		(3,217,000)	(9,943,000)	(9,036,000)	(12,879,000)	(12,305,000)
General and administrative expenses	(7,569,000)		(3,861,000)	(21,365,000)	(10,250,000)	(15,912,000)	(13,151,000)
Loss from operations	(46,094,000)		(28,247,000)	(119,563,000)	(78,011,000)
Enjoy Technology Inc [Member] | North America Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue						46,593,000	38,722,000
Enjoy Technology Inc [Member] | North America Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	16,235,000		12,626,000	48,912,000	32,734,000
Segment loss	(26,939,000)		(15,772,000)	(66,853,000)	(45,869,000)	(64,669,000)	(54,923,000)
Enjoy Technology Inc [Member] | Europe Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue						13,730,000	6,935,000
Enjoy Technology Inc [Member] | Europe Segment [Member] | Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	2,353,000		3,767,000	9,886,000	9,484,000
Segment loss	$ (8,088,000)		$ (5,397,000)	$ (21,402,000)	$ (12,856,000)	$ (18,167,000)	$ (9,379,000)